RELATED PARTIES BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Trade accounts receivable	$ 148	$ 29
Long-term investment	204	20
Trade accounts payable	125	97
Debentures		3,303
Sales	431	268	200
Cost of revenues	2,853	2,658	2,551
Financing expenses		180	161
General and Administrative expenses	238	165	136
Other expense (income), net	$ (184)	$ 214	$ (51)